PREFERRED STOCK (Details Narrative) - shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Board of Directors [Member]
Preferred stock, shares authorized		50,000,000
Board of Directors [Member] | Maximum [Member]
Preferred stock, shares authorized	50,000,000	50,000,000